401(k) PLAN (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
401(k) PLAN
Eligible age of employees to participate in the contribution plan	21 years
Required service period to participate in the contribution plan	1 year
Employer matching contribution of the first 6% of participant's contribution (as a percent)	50.00%
Percentage of participant's contribution matched by 50% of employer contribution	6.00%
Matching contribution to the plan	$ 158,000	$ 113,000	$ 98,000